Investments in Investees (Details 9) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 CAD ($) [2]	Dec. 31, 2016 ILS (₪)
Attributed to:
Goodwill	₪ 637	[1]		₪ 735
FCR [Member]
Disclosure of joint ventures [line items]
Investment at market value upon completion of the transaction	4,309		$ 1,582
Group's share (32.7%) in FCR's net assets upon acquisition date	(3,856)		(1,416)
Adjustment to FCR's equity	453		166
Attributed to:
Loan and other trade receivables	(2)		(1)
Goodwill	544		200	₪ 33
Deferred taxes	33		12
Interest-bearing loans from banks	36		13
Debentures	(153)		(56)
Convertible debentures	(5)		(2)
Fair value of the assets and liabilities	₪ 453		$ 166

[1]	Goodwill has been predominantly recognized due to the acquisition of assets by CTY in 2015. The goodwill was allocated to the cash generating units and for each, the recoverable amount was determined as of the reporting date. In 2017, CTY recognized goodwill impairment in an amount of NIS 13 million, due to a reduction in a similar amount in the balance of deferred tax provision which is due to the decrease of tax rate in Norway, which explains part of the goodwill as referred to above.
[2]	FCR's Financial Statements are presented in CAD (as of December 31, 2017 and December 31, 2016 the CAD exchange rate was NIS 2.7648 and NIS 2.8511 respectively).